Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income (loss) attributable to MetLife, Inc.	$ 6,423		$ 2,667		$ (2,411)
Net income (loss) attributable to noncontrolling interests	5	[1]	(2)	[1]	(36)	[1]
Net income (loss)	6,428	[1]	2,665	[1]	(2,447)	[1]
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	6,867		6,744		17,655
Unrealized gains (losses) on derivative instruments	1,573		17		(158)
Foreign currency translation adjustments	9		(580)		41
Defined benefit plans adjustment	(760)		165		(173)
Other comprehensive income (loss), before income tax	7,689		6,346		17,365
Income tax (expense) benefit related to items of other comprehensive income (loss)	(2,789)		(2,199)		(5,837)
Other comprehensive income (loss), net of income tax	4,900		4,147		11,528
Comprehensive income (loss)	11,328		6,812		9,081
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of income tax	(33)		3		(47)
Comprehensive income (loss) attributable to MetLife, Inc., excluding cumulative effect of change in accounting principle	11,361		6,809		9,128
Cumulative effect of change in accounting principle, net of income tax	0		52		(335)
Comprehensive income (loss) attributable to MetLife, Inc.	$ 11,361		$ 6,861		$ 8,793

[1]	Net income (loss) attributable to noncontrolling interests and net income (loss) exclude gains (losses) of redeemable noncontrolling interests in partially owned consolidated subsidiaries of ($13) million, ($2) million and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.